Equity and Preferred Shares - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended					8 Months Ended	12 Months Ended				81 Months Ended
	Jul. 25, 2015 INR (₨) shares	Sep. 30, 2016 INR (₨) shares	Sep. 30, 2012 INR (₨) shares	Sep. 30, 2011 INR (₨) shares	Feb. 28, 2010 INR (₨) shares	Nov. 30, 2008 INR (₨) shares	Jan. 31, 2015 INR (₨) shares	Mar. 31, 2017 INR (₨) shares	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 INR (₨) shares	Mar. 31, 2015 INR (₨) shares	Jul. 25, 2015 INR (₨) shares	Jul. 25, 2015 USD ($) shares	Oct. 12, 2016 shares
Class of Stock [Line Items]
Equity shares, par value | $ / shares									$ 0.000625
Equity shares, issued									25,915,956	1,758,080
Equity shares, outstanding									25,915,956	1,758,080	1,758,080			1,758,080
Compulsorily convertible preferred shares, Issued									860,997
Share issue expense								₨ 942,824,000	$ 14,539	₨ 9,007,000	₨ 3,045,000
Accreted stock issuance cost								₨ 8,324,000	$ 128	147,532,000	1,899,000
Series A CCPS [Member]
Class of Stock [Line Items]
Compulsorily convertible preferred shares, Issued									38,770
Compulsorily convertible preferred shares, cumulative dividend rate percentage									8.00%
Compulsorily convertible preferred shares, conversion ratio								100.00%	100.00%
Compulsorily convertible preferred shares, liquidation percentage									140.00%
Series B CCPS [Member]
Class of Stock [Line Items]
Compulsorily convertible preferred shares, Issued									181,046
Compulsorily convertible preferred shares, cumulative dividend rate percentage									8.00%
Compulsorily convertible preferred shares, conversion ratio								100.00%	100.00%
Compulsorily convertible preferred shares, liquidation percentage									200.00%
Series C CCPS [Member]
Class of Stock [Line Items]
Compulsorily convertible preferred shares, Issued									229,880
Compulsorily convertible preferred shares, cumulative dividend rate percentage									8.00%
Compulsorily convertible preferred shares, conversion ratio								34.23%	34.23%
Compulsorily convertible preferred shares, liquidation percentage									200.00%
Series D CCPS [Member]
Class of Stock [Line Items]
Compulsorily convertible preferred shares, Issued									84,348
Compulsorily convertible preferred shares, cumulative dividend rate percentage									8.00%
Compulsorily convertible preferred shares, conversion ratio								100.00%	100.00%
Compulsorily convertible preferred shares, liquidation percentage									200.00%
Series F CCPS [Member]
Class of Stock [Line Items]
Compulsorily convertible preferred shares, Issued									138,133
Compulsorily convertible preferred shares, Total consideration | ₨											₨ 1,549,010,000
Compulsorily convertible preferred shares, cumulative dividend rate percentage									8.00%
Compulsorily convertible preferred shares, conversion ratio								100.00%	100.00%
Compulsorily convertible preferred shares, liquidation percentage									150.00%
Series H CCPS [Member]
Class of Stock [Line Items]
Compulsorily convertible preferred shares, Issued	133,285								133,285			133,285	133,285
Compulsorily convertible preferred shares, Total consideration | ₨	₨ 3,695,407,000									₨ 3,695,407,000
Share issue expense | ₨	₨ 144,932,000
Compulsorily convertible preferred shares, Term	20 years
Compulsorily convertible preferred shares, conversion ratio								100.00%	100.00%
Compulsorily convertible preferred shares, liquidation percentage									108.00%
Series I CCPS [Member]
Class of Stock [Line Items]
Compulsorily convertible preferred shares, Issued		55,535							55,535
Compulsorily convertible preferred shares, Total consideration | ₨		₨ 1,658,166,000						₨ 1,658,166,000
Share issue expense | ₨		₨ 8,324,000
Compulsorily convertible preferred shares, Term		20 years
Compulsorily convertible preferred shares, conversion ratio								100.00%	100.00%
Series H and I CCPS [Member]
Class of Stock [Line Items]
Compulsorily convertible preferred shares, cumulative dividend rate percentage									8.00%
Compulsorily convertible preferred shares, liquidation percentage									108.00%
Compulsorily Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Number of equity shares issued upon conversion								14,635,882	14,635,882
Series A, Series B, Series C, Series D, Series F, Series H And Series I Mezzanine Compulsorily Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Share issue expense												₨ 162,931,000	$ 2,512
Azure Power India Private Limited [Member] | Series A CCPS [Member]
Class of Stock [Line Items]
Compulsorily convertible preferred shares, Issued						38,770
Compulsorily convertible preferred shares, Total consideration | ₨						₨ 91,617,000
Share issue expense | ₨						₨ 875,000
Azure Power India Private Limited [Member] | Series B CCPS [Member]
Class of Stock [Line Items]
Compulsorily convertible preferred shares, Issued					181,046
Compulsorily convertible preferred shares, Total consideration | ₨					₨ 500,731,000
Share issue expense | ₨					₨ 3,263,000
Azure Power India Private Limited [Member] | Series C CCPS [Member]
Class of Stock [Line Items]
Compulsorily convertible preferred shares, Issued				229,880
Compulsorily convertible preferred shares, Total consideration | ₨				₨ 377,562,000
Share issue expense | ₨				₨ 4,038,000
Azure Power India Private Limited [Member] | Series D CCPS [Member]
Class of Stock [Line Items]
Compulsorily convertible preferred shares, Issued			84,348
Compulsorily convertible preferred shares, Total consideration | ₨			₨ 474,964,000
Share issue expense | ₨			₨ 0
Azure Power India Private Limited [Member] | Series F CCPS [Member]
Class of Stock [Line Items]
Compulsorily convertible preferred shares, Issued							138,133
Compulsorily convertible preferred shares, Total consideration | ₨							₨ 1,549,010,000
Share issue expense | ₨							₨ 1,498,000
Azure Power India Private Limited [Member] | Maximum [Member] | Series A CCPS [Member]
Class of Stock [Line Items]
Compulsorily convertible preferred shares, Term								19 years	19 years
Azure Power India Private Limited [Member] | Maximum [Member] | Series B CCPS [Member]
Class of Stock [Line Items]
Compulsorily convertible preferred shares, Term								20 years	20 years
Azure Power India Private Limited [Member] | Maximum [Member] | Series C CCPS [Member]
Class of Stock [Line Items]
Compulsorily convertible preferred shares, Term								20 years	20 years
Azure Power India Private Limited [Member] | Maximum [Member] | Series D CCPS [Member]
Class of Stock [Line Items]
Compulsorily convertible preferred shares, Term								20 years	20 years
Azure Power India Private Limited [Member] | Maximum [Member] | Series F CCPS [Member]
Class of Stock [Line Items]
Compulsorily convertible preferred shares, Term								20 years	20 years